Note 4 - Acquisition of Homestake Resources - Valuation Assumptions (Details)		12 Months Ended
	Sep. 07, 2016	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Risk-free interest rate		0.94%	0.66%
Share price volatility		77.00%	81.00%
Expected life (in years - weighted average)		4.34	4
Homestake Resource Corporation [member] | Warrants [member]
Statement Line Items [Line Items]
Risk-free interest rate	0.54%
Share price volatility	62.00%
Expected life (in years - weighted average)	0.92
Homestake Resource Corporation [member] | Stock options [member]
Statement Line Items [Line Items]
Risk-free interest rate	0.54%
Share price volatility	63.00%
Expected life (in years - weighted average)	0.25